Consolidated Balance Sheets		Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 86,002,274	$ 19,830,128
Advances to suppliers and other current assets		22,996,430	40,273,708
Lease receivables		1,126,840
Other receivables		7,328	514,010
TOTAL CURRENT ASSETS		110,132,872	60,617,846
Property and equipment, net		24,654,088	28,612,940
Right-of-use assets		6,600,497	9,262,875
Loan receivables		50,000,000
Other non-current assets		59,840	60,793
TOTAL NON-CURRENT ASSETS		81,314,425	37,936,608
TOTAL ASSETS		191,447,297	98,554,454
CURRENT LIABILITIES
Accrued expenses and other payables		2,563,376	2,866,355
Tax payable		805,384	449,285
Advances from customers		210,704	1,471,227
Amount due to related party		46,300
Loan payables		195,112	198,219
Lease liability-current		583,533	836,591
TOTAL CURRENT LIABILITIES		4,404,409	5,821,677
NON-CURRENT LIABILITIES
Lease liability-non-current		6,392,677	8,768,845
Other non-current liabilities			243,314
TOTAL NON-CURRENT LIABILITIES		6,392,677	9,017,159
TOTAL LIABILITIES		10,797,086	14,838,836
COMMITMENTS AND CONTINGENCIES (Notes14)
STOCKHOLDERS’ EQUITY
Additional paid-in capital		130,415,037	28,707,696
Statutory reserve		3,518,084	3,488,991
Retained earnings		45,114,192	53,736,691
Accumulated other comprehensive loss		(3,144,779)	(2,238,378)
Total stockholders’ equity		180,650,211	83,715,618
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		191,447,297	98,554,454
Class A Ordinary Shares
STOCKHOLDERS’ EQUITY
Ordinary shares value	[1]	4,613,475	19,618
Class B Ordinary Shares
STOCKHOLDERS’ EQUITY
Ordinary shares value	[1]	134,202	1,000
Related Party
NON-CURRENT LIABILITIES
Amount due to related party			$ 5,000

[1]	During fiscal year 2025, the Company effected multiple share capital changes, including a 25-for-1 share consolidation effective May 9, 2025, and a subsequent 15-for-1 share consolidation effective August 12, 2025, which increased the par value of the Company’s ordinary shares from US$0.005 to US$1.875 per share. All share and per-share amounts presented, including comparative periods, have been retrospectively adjusted to reflect these transactions. See Note 13 - Equity for details information.